Trade receivables, net	12 Months Ended
Dec. 31, 2024
Trade receivables, net
Trade receivables, net

Note 3 - Trade receivables, net

	December 31,
	2023	2024

Trade receivables	$13,370	9,952
Allowance for doubtful accounts (*)	(660)	(811)
	$12,710	9,141

(*)Allowance for doubtful accounts derive from contracts with customers.